Financial Instruments - Summary of Net Cash Position (Detail) - USD ($) $ in Thousands		Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents		$ 87,431		$ 127,898		$ 108,153	$ 105,633
Investments		156,844		177,040
Short term line of credit		(40,000)
Long-term debt (includes current portion)	[1]	(139,830)	[2]	(174,381)	[3]
Net cash position		$ 64,445		$ 130,557

[1]	Before netting off debt issuance cost of $626 and $975 as at March 31, 2024 and March 31, 2023, respectively.
[2]	Excluding non-financial asset (unamortized debt issuance cost) $626.
[3]	Excluding non-financial asset (unamortized debt issuance cost) $975.